UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21157

        Nuveen Arizona Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Arizona Dividend Advantage Municipal Fund 3 (NXE)
		April 30, 2005

Principal				Optional Call		Market
Amount (000)		Description(1)		Provisions*	Ratings**	Value

		Consumer Staples - 4.2% (2.8% of Total Investments)
$1,880		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series		5/12 at 100.00	BBB	$ 1,895,284
		2002, 5.375%, 5/15/33

		Education and Civic Organizations - 13.6% (9.1% of Total Investments)
1,250		Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/20 - AMBAC Insured		7/15 at 100.00	AAA	1,353,013
1,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series		11/09 at 102.00	Aaa	1,082,190
		1999A-1, 5.750%, 5/01/15 (Alternative Minimum Tax)
1,130		Energy Management Services LLC, Arizona State University, Energy Conservation Revenue Bonds, Main		7/12 at 100.00	AAA	1,237,531
		Campus Project, Series 2002, 5.250%, 7/01/18 - MBIA Insured
270		Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series		5/08 at 101.00	A-	279,431
		1998A, 5.375%, 5/15/28
2,000		University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/20 - AMBAC		6/12 at 100.00	AAA	2,140,160
		Insured

		Healthcare - 22.0% (14.6% of Total Investments)
		Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,
		Series 1999A:
750		6.125%, 11/15/22		11/09 at 100.00	Ba2	758,400
520		6.250%, 11/15/29		11/09 at 100.00	Ba2	528,382
1,000		Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network,		12/10 at 102.00	BBB	1,120,660
		Series 2000, 6.875%, 12/01/20
300		Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series		7/10 at 101.00	A-	334,941
		1999A, 6.625%, 7/01/20
625		Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%,		4/14 at 100.00	A-	644,256
		4/01/20
1,825		Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic		7/14 at 100.00	A-	1,923,459
		Healthcare West, Series 2004A, 5.375%, 7/01/23
2,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic		5/08 at 101.00	AA	2,113,440
		Hospital, Series 1998, 5.250%, 11/15/37
1,250		Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale		12/11 at 101.00	A3	1,342,675
		Healthcare, Series 2001, 5.800%, 12/01/31
1,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional		8/13 at 100.00	Baa2	1,059,590
		Medical Center, Series 2003A, 6.000%, 8/01/33

		Housing/Multifamily - 4.5% (3.0% of Total Investments)
1,545		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue		6/11 at 102.00	Aaa	1,639,461
		Bonds, Campaigne Place on Jackson, Series 2001, 5.600%, 6/20/21 (Alternative Minimum Tax)
380		Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue		4/15 at 100.00	Aaa	383,971
		Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

		Industrials - 2.1% (1.5% of Total Investments)
945		Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste		No Opt. Call	BBB	955,801
		Management Inc. Project, Series 2003B, 4.450%, 3/01/28 (Alternative Minimum Tax) (Mandatory put
		3/01/08)

		Tax Obligation/General - 21.0% (14.1% of Total Investments)
660		Chandler, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/18		7/12 at 100.00	AA+	709,064
2,250		DC Ranch Community Facilities District, Scottsdale, Arizona, General Obligation Bonds, Series 2002,		7/13 at 100.00	Aaa	2,364,368
		5.000%, 7/15/27 - AMBAC Insured
1,930		Glendale, Arizona, General Obligation Refunding Bonds, Series 2002, 5.000%, 7/01/19		7/11 at 100.00	AA	2,069,983
1,000		Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Refunding Bonds,		No Opt. Call	AAA	1,106,190
		Series 2002, 5.000%, 7/01/15 - FSA Insured
1,575		Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series		7/14 at 100.00	AAA	1,699,236
		2004A, 5.000%, 7/01/20 - FSA Insured
940		Tucson, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/01/20 - FGIC Insured		No Opt. Call	AAA	1,020,737
440		Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.000%, 7/01/20		7/11 at 100.00	AA	467,293

		Tax Obligation/Limited - 43.9% (29.3% of Total Investments)
2,000		Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2002, 5.250%, 7/01/20		7/12 at 100.00	AAA	2,184,400
3,000		Arizona State Transportation Board, Highway Revenue Refunding Bonds, Series 2002A, 5.250%, 7/01/18		7/12 at 102.00	AAA	3,337,140
1,000		Arizona State Transportation Board, Highway Revenue Bonds, Series 2002B, 5.250%, 7/01/22		7/12 at 100.00	AAA	1,085,650
2,660		Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project,		7/13 at 100.00	Aaa	2,947,865
		Series 2003A, 5.375%, 7/01/20 - MBIA Insured
376		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien		7/10 at 102.00	N/R	416,161
		Bonds, Series 2001A, 7.875%, 7/01/25
800		Goodyear Community Facilities Utility District 1, Arizona, General Obligation Bonds, Series 2003,		7/13 at 100.00	A	827,312
		5.350%, 7/15/28 - ACA Insured
2,000		Mohave County, Arizona, Certificates of Participation, Series 2004, 5.250%, 7/01/19 - AMBAC		7/14 at 100.00	AAA	2,193,480
		Insured
540		Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster		12/14 at 100.00	BBB-	552,836
		Basic Schools Inc., Series 2004, 6.000%, 12/15/24
1,250		Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue		No Opt. Call	A	1,290,613
		Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 - ACA Insured
2,770		Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/22		7/13 at 100.00	AA+	2,976,116
565		Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona		9/14 at 100.00	BBB-	574,989
		Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
1,250		Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series		7/15 at 100.00	N/R	1,270,625
		2005, 5.750%, 7/15/24

		Transportation - 13.5% (9.0% of Total Investments)
		Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B:
1,000		5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured		7/12 at 100.00	AAA	1,108,450
2,300		5.250%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured		7/12 at 100.00	AAA	2,429,858
2,450		Tucson Airport Authority Inc., Arizona, Revenue Refunding Bonds, Series 2001B, 5.000%, 6/01/20		6/11 at 100.00	AAA	2,533,619
		(Alternative Minimum Tax) - AMBAC Insured

		U.S. Guaranteed *** - 5.1% (3.4% of Total Investments)
2,000		Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded to		7/12 at 100.00	AAA	2,301,620
		7/01/12) - FGIC Insured

		Utilities - 10.0% (6.7% of Total Investments)
1,250		Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service		11/12 at 100.00	AAA	1,305,763
		Company - Palo Verde Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured
1,660		Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/26 - XLCA		7/15 at 100.00	AAA	1,772,465
		Insured
		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue
		Bonds, Series 2002B:
360		5.000%, 1/01/22		1/13 at 100.00	AA	386,244
1,000		5.000%, 1/01/31		1/13 at 100.00	AA	1,045,610

		Water and Sewer - 9.7% (6.5% of Total Investments)
650		Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%,		10/14 at 100.00	AAA	699,270
		10/01/22
405		Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003,		7/13 at 100.00	AAA	433,644
		5.000%, 7/01/23 - MBIA Insured
1,000		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Refunding		7/11 at 100.00	AAA	1,071,670
		Bonds, Series 2001, 5.125%, 7/01/21 - FGIC Insured
2,000		Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series		7/12 at 100.00	AAA	2,148,680
		2002, 5.000%, 7/01/18 - FGIC Insured

$62,751		Total Long-Term Investments (cost $64,802,941) - 149.6%				67,123,596

		Other Assets Less Liabilities - (0.6)%				(243,479)

		Preferred Shares, at Liquidation Value - (49.0)%				(22,000,000)

		Net Assets Applicable to Common Shares - 100%				$44,880,117

		Forward Swap Contracts outstanding at April 30, 2005:
						Unrealized
			Notional	Effective	Termination	Appreciation
			Amount	Date(2)	Date	(Depreciation)

		Agreement with Goldman Sachs dated December 6, 2004, to pay
		semi-annually the notional amount multiplied by 5.324% (annualized)
		and receive quarterly the notional amount multiplied by the
		three-month USD-LIBOR (United States Dollar-London
		Inter-Bank Offered Rates).	$1,000,000	7/11/05	7/11/25	$(46,052)
		Agreement with JP Morgan dated Janurary 11, 2005, to pay
		semi-annually the notional amount multiplied by 5.235% (annualized)
		and receive quarterly the notional amount multiplied by the three-month
		USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	850,000	8/17/05	8/17/25	(28,003)
		Agreement with Merrill Lynch dated Feburary 14, 2005, to pay semi-
		annually the notional amount multiplied by 4.886% (annualized)
		and receive quarterly the notional amount multiplied by the three-month
		USD-LIBOR (United States Dollar-London Inter-Bank Offered Rates).	2,300,000	8/24/05	8/24/25	26,191

						$(47,864)

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment
		accruals on each forward swap contract.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest.
	N/R	Investment is not rated.
		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial
		statement and federal income tax purposes are primarily due to timing differences in recognizing income on
		taxable market discount securities and timing differences in recognizing certain gains and losses on
		security transactions.
		At April 30, 2005, the cost of investments was $64,801,635
		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005,
		were as follows:

		Gross unrealized:
		Appreciation				$2,347,194
		Depreciation				(25,233)

		Net unrealized appreciation of investments				$2,321,961

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.